Significant accounting policies - Revenue from contracts with customers (Details) R$ in Millions	3 Months Ended
	Mar. 31, 2018 BRL (R$) component	Mar. 31, 2017 BRL (R$)
Revenue from contracts with customers
Expiration period of tickets	1 year
Passenger revenue	R$ 2,111.8	R$ 1,600.5
Other revenue	101.6	273.3
Total revenue	R$ 2,213.4	1,873.8
TudoAzul points expiration period	2 years
Prior period for determination of selling price of points under ETV approach	12 months
Number of components in co-branded credit cards | component	2
Tickets revenue
Revenue from contracts with customers
Passenger revenue	R$ 1,901.9
Travel related services
Revenue from contracts with customers
Passenger revenue	R$ 209.9
Pro forma
Revenue from contracts with customers
Passenger revenue		1,789.9
Other revenue		88.5
Total revenue		1,878.4
Pro forma | Tickets revenue
Revenue from contracts with customers
Passenger revenue		1,600.5
Pro forma | Travel related services
Revenue from contracts with customers
Passenger revenue		R$ 189.4